Exploration Expenses - Schedule of exploration and evaluation expenses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
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Geological and geophysical expenses	$ 44	$ 637	$ 676	$ 320
Salaries and social security charges	74			642
Employee benefits	16			87
Total exploration expenses	$ 134	$ 637	$ 676	$ 1,049